Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Preference shares [member]	Common shares [member]	Common shares [member] The private bank [member]	Common shares [member] Wellington Financial [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member] IFRS9 [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member] IFRS9 [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member] IAS 39 [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] IFRS9 [member]	Retained earnings [member] IFRS 15 [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Common shares [member]	Non-controlling interests [member]	Non-controlling interests [member] IFRS9 [member]	Non-controlling interests [member] IAS 39 [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2017															$ 60		$ 16,101							$ 202
Balance at beginning of period (Impact of adopting IFRS [member]) at Oct. 31, 2017												$ 85		$ (28)				$ (144)					$ (4)
Balance at beginning of period at Oct. 31, 2017		$ 1,797	$ 12,548				$ 738	$ 33	$ (369)	$ (10)		85		32		$ 137	15,957						198
Net income attributable to non-controlling interests	$ 11																					$ 11
Net gains (losses) on equity securities designated at FVOCI											$ 18
Net change in securities measured at FVOCI													$ (112)
Compensation expense arising from equity-settled share-based awards																14
Net income attributable to equity shareholders	2,636																2,636
Issued pursuant to the acquisition				$ 194	$ 47
Net change in foreign currency translation adjustments							(46)
Net change in cash flow hedges	(33)							(33)
Net change in post-employment defined benefit plans	102								102
Net change attributable to changes in credit risk	(2)									(2)
Dividends																				$ (42)	$ (1,165)	(25)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(33)
Exercise of stock options and settlement of other equity-settled share-based awards																(14)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	33
Issue of equity		450	367
Treasury shares		1	10
Other																	(7)					(4)
Balance at end of period at Apr. 30, 2018	33,546	2,248	13,166			$ 403	692		(267)	(12)	70		(80)			137	17,412					180
Balance at beginning of period at Jan. 31, 2018		2,246	13,070				156	39	(262)	(13)		82		(19)		135	16,701						187
Net income attributable to non-controlling interests	6																					6
Net gains (losses) on equity securities designated at FVOCI											4
Net change in securities measured at FVOCI													(61)
Compensation expense arising from equity-settled share-based awards																9
Net income attributable to equity shareholders	1,313																1,313
Net change in foreign currency translation adjustments							536
Net change in cash flow hedges	(39)							(39)
Net change in post-employment defined benefit plans	(5)								(5)
Net change attributable to changes in credit risk	1									1
Dividends																				(24)	(591)	(21)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(16)
Exercise of stock options and settlement of other equity-settled share-based awards																(4)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	16
Issue of equity			89
Treasury shares		2	7
Other																(3)	(3)					8
Balance at end of period at Apr. 30, 2018	33,546	2,248	13,166			403	692		(267)	(12)	70		(80)			137	17,412					180
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2018																	18,537
Balance at beginning of period (Impact of adopting IFRS [member]) at Oct. 31, 2018																			$ 6
Balance at beginning of period at Oct. 31, 2018	35,116	2,250	13,243				1,024	(18)	(143)	(12)		65		(139)		136	18,543						173
Net income attributable to non-controlling interests	4																					4
Net gains (losses) on equity securities designated at FVOCI											2
Net change in securities measured at FVOCI													92
Compensation expense arising from equity-settled share-based awards																4
Net income attributable to equity shareholders	1,178																1,178
Net change in foreign currency translation adjustments							(28)
Net change in cash flow hedges	43							43
Net change in post-employment defined benefit plans	(135)								(135)
Net change attributable to changes in credit risk	10									10
Dividends																				(23)	(603)	(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(9)
Exercise of stock options and settlement of other equity-settled share-based awards																(9)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	9
Issue of equity		325	104
Treasury shares			3
Other																	(3)					(1)
Balance at end of period at Jan. 31, 2019	36,083	2,575	13,350			752	996	25	(278)	(2)	58	58	(47)	(47)		131	19,101					174	174
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2018																	18,537
Balance at beginning of period (Impact of adopting IFRS [member]) at Oct. 31, 2018																			$ 6
Balance at beginning of period at Oct. 31, 2018	35,116	2,250	13,243				1,024	(18)	(143)	(12)		65		(139)		136	18,543						173
Net income attributable to non-controlling interests	11																					11
Net gains (losses) on equity securities designated at FVOCI											(1)
Net change in securities measured at FVOCI													128
Compensation expense arising from equity-settled share-based awards																9
Net income attributable to equity shareholders	2,519																2,519
Net change in foreign currency translation adjustments							255
Net change in cash flow hedges	85							85
Net change in post-employment defined benefit plans	(143)								(143)
Net change attributable to changes in credit risk	4									4
Dividends																				(51)	(1,224)	(4)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(11)
Exercise of stock options and settlement of other equity-settled share-based awards																(20)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	11
Issue of equity		325	200
Other																	(5)					3
Balance at end of period at Apr. 30, 2019	37,213	2,575	13,443			1,094	1,279	67	(286)	(8)	53		(11)			125	19,793					183
Balance at beginning of period at Jan. 31, 2019	36,083	2,575	13,350			752	996	25	(278)	(2)	58	$ 58	(47)	$ (47)		131	19,101					174	$ 174
Net income attributable to non-controlling interests	7																					7
Net gains (losses) on equity securities designated at FVOCI											(3)
Net change in securities measured at FVOCI													36
Compensation expense arising from equity-settled share-based awards																5
Net income attributable to equity shareholders	1,341																1,341
Net change in foreign currency translation adjustments							283
Net change in cash flow hedges	42							42
Net change in post-employment defined benefit plans	(8)								(8)
Net change attributable to changes in credit risk	(6)									(6)
Dividends																				$ (28)	$ (621)	(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(2)
Exercise of stock options and settlement of other equity-settled share-based awards																(11)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	2
Issue of equity			96
Treasury shares			(3)
Other																	(2)					4
Balance at end of period at Apr. 30, 2019	$ 37,213	$ 2,575	$ 13,443			$ 1,094	$ 1,279	$ 67	$ (286)	$ (8)	$ 53		$ (11)			$ 125	$ 19,793					$ 183